Acquisition Acquisition (Recast) (Details) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Revenues	$ 1,000.2	$ 857.4	$ 927.2	$ 723.0	$ 602.8	$ 578.2	$ 588.0	$ 526.9	$ 3,507.8	$ 2,295.9	$ 1,907.8
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									310.3	115.5	75.8
Net Income (Loss) Attributable to Noncontrolling Interest									(0.2)	0	0
Net Income (Loss) Attributable to Parent	91.6	83.5	81.8	53.6	23.0	30.3	32.8	29.4	310.5	115.5	75.8
Net Income (Loss) Allocated to General Partners	41.4	43.0	43.5	10.4					138.3
ENLK Historical [Member]
Business Acquisition [Line Items]
Revenues									3,500.4
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									312.3
Net Income (Loss) Attributable to Noncontrolling Interest									131.2
Net Income (Loss) Attributable to Parent									181.1
Net Income (Loss) Allocated to General Partners									8.9
Midstream Holdings [Member]
Business Acquisition [Line Items]
Revenues									0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									0
Net Income (Loss) Attributable to Noncontrolling Interest									(131.4)
Net Income (Loss) Attributable to Parent									131.4
Net Income (Loss) Allocated to General Partners									131.4
VEX [Member]
Business Acquisition [Line Items]
Revenues									7.4
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									(2.0)
Net Income (Loss) Attributable to Noncontrolling Interest									0
Net Income (Loss) Attributable to Parent									(2.0)
Net Income (Loss) Allocated to General Partners									$ (2.0)